UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT

Pursuant to Section 15G of

the Securities Exchange Act of 1934

Angel Oak Mortgage Trust I, LLC

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period _______ to __________

Date of Report (Date of earliest event reported): _______

(Exact name of securitizer as specified in its charter)

(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Angel Oak Mortgage Trust I 2019-3

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of depositor: 0001697970

Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable): ____

Adam Langley, Chief Compliance Officer, (404) 637-0412

Name and telephone number, including area code of the person to contact in connection with this filing

PART I – REPRESENTATION AND WARRANTY INFORMATION

Item 1.01	Initial Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Not applicable.

Item 1.02	Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Not Applicable.

Item 1.03	Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Not Applicable.

PART II – FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01	Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

Item 2.02	Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Underwriter

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

ANGEL OAK MORTGAGE TRUST I, LLC
(Depositor)

By:	/s/ Sreeni Prabhu
Name:	Sreeni Prabhu
Title:	Managing Partner

Date: May 17, 2019

EXHIBIT INDEX

99.1	AMC Diligence, LLC (“AMC”) Due Diligence Executive Summary
99.2	AMC Exception Grades
99.3	AMC Valuation Report
99.4	AMC Rating Agency Grades
99.5	AMC Data Compare
99.6	Clayton Services LLC (“Clayton”) Due Diligence Executive Summary
99.7	Clayton Conditions Summary
99.8	Clayton Conditions Detail
99.9	Clayton Loan Grades
99.10	Clayton Valuations Summary
99.11	Clayton Waived Conditions Summary
99.12	Clayton Loan Level Tape Compare
99.13	Clayton Rating Agency ATR QM Data Field
99.14	Clayton Non ATR QM Upload
99.15	Report of Independent Accountants on Applying Agreed-Upon Procedures, dated May 16, 2019, with respect to certain agreed-upon procedures performed by Ernst & Young LLP